Revenue and Contracts with Customers	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]

Note 5 — Revenue and Contracts with Customers

Disaggregation of Revenue

We derive the majority of our revenue from subscription fees paid for access to and usage of our SaaS solutions for a specified period of time, typically one to three years. In addition to subscription fees, contracts with customers may include implementation fees for launch assistance and training. Fixed subscription and implementation fees are billed in advance of the subscription term and are due in accordance with contract terms, which generally provide for payment within 30 days. Our contracts typically have a one to three year term. Our contractual arrangements include performance, termination and cancellation provisions, but do not provide for refunds. Customers do not have the contractual right to take possession of the Company’s software at any time.

The following tables summarize revenue disaggregation by product for the following periods:

	Year Ended December 31,
	2022	2021
Government	$2,945,946	$3,258,158
Non-government	10,699,084	14,368,939
	$13,645,030	$17,627,097
	Year Ended December 31,
	2022	2021
United States	$10,458,169	$13,408,624
Canada	3,186,861	4,218,473
	$13,645,030	$17,627,097

Accounts Receivable from Customers

Our accounts receivable from customers were $674,626 and $873,688 as of December 31, 2022 and 2021 including $219,912, or 33 percent and $24,066, or three percent, respectively, attributable to two government clients.

The allowance for doubtful accounts consists of the following activity:

	Year Ended December 31,
	2022	2021
Allowance for doubtful accounts, balance at beginning of period	$315,985	$153,485
Bad debt expense	539,801	550,521
Write-off uncollectable accounts	(502,307)	(388,021)
Allowance for doubtful accounts, balance at end of period	$353,479	$315,985

Contracts with Multiple Performance Obligations

Customers may elect to purchase a subscription to multiple modules, multiple modules with multiple service levels, or, for certain of our solutions. We evaluate such contracts to determine whether the services to be provided are distinct and accordingly should be accounted for as separate performance obligations. If we determine that a contract has multiple performance obligations, the transaction price, which is the total price of the contract, is allocated to each performance obligation based on a relative standalone selling price method. We estimate standalone selling price based on observable prices in past transactions for which the product offering subject to the performance obligation has been sold separately. As the performance obligations are satisfied, revenue is recognized as discussed above in the product descriptions.

Transaction Price Allocated to Future Performance Obligations

As many of the contracts we have entered into with customers are for a twelve-month subscription term, a significant portion of performance obligations that have not yet been satisfied as of December 31, 2022 are part of a contract that has an original expected duration of one year or less. For contracts with an original expected duration of greater than one year, for which the practical expedient does not apply, the aggregate transaction price allocated to the unsatisfied performance obligations was $3.8 million as of December 31, 2022, of which $3.4 million is expected to be recognized as revenue over the next twelve months.

Deferred Revenue

Deferred revenue represents the unearned portion of subscription and implementation fees. Deferred revenue is recorded when cash payments are received in advance of performance. Deferred amounts are generally recognized within one year. Deferred revenue is included in the accompanying consolidated balance sheets under Total current liabilities, net of any long-term portion that is included in noncurrent liabilities. The following table summarizes deferred revenue activity for the year ended December 31, 2022:

	As of January 1, 2022	Net additions	Revenue recognized	As of December 31, 2022
Deferred revenue	$1,117,703	5,446,403	5,833,533	$730,573

Of the $13.6 million of revenue recognized during the year ended December 31, 2022, $1.1 million was included in deferred revenue as of December 31, 2021.

Costs to Obtain Contracts

We capitalize sales commissions that are directly related to obtaining customer contracts and that would not have been incurred if the contract had not been obtained. These costs are included in the accompanying consolidated balance sheets and are classified as a component of Prepaid expenses and other current assets. Deferred contract costs are amortized to Sales and marketing expense over the expected period of benefit, which we have determined to be one year based on the estimated customer relationship period. The following table summarizes deferred contract cost activity for the year ended December 31, 2022:

	As of January 1, 2022	Additions	Amortized costs(1)	As of December 31, 2022
Deferred contract costs	$142,930	124,690	231,155	$36,465

(1)      Includes contract costs amortized to Sales and marketing expense during the period.